Summary of Aggregate Annual Maturities of Long-Term Indebtedness (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Debt Instrument [Line Items]
2013	¥ 105,160
2014	157,737
2015	161,354
2016	87,357
2017	78,415
2018 and thereafter	40,572
Total	¥ 630,595